Guarantees and Contingent Liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Commitments and Contingencies Disclosure [Abstract]
Contract or Notional Amounts of Unfunded Commitments to Extend Credit
The contract or notional amounts of unfunded commitments to extend credit at December 31, 2025, excluding those commitments considered derivatives, were as follows:

	Term
(Dollars in Millions)	Less Than One Year	Greater Than One Year	Total
Commercial and commercial real estate loans	$56,151	$155,296	$211,447
Corporate and purchasing card loans(a)	38,247	—	38,247
Residential mortgages	500	—	500
Retail credit card loans(a)	143,354	—	143,354
Other retail loans	19,810	23,786	43,596
Other	7,565	—	7,565
(a)Primarily cancellable at the Company’s discretion.
Other Commitments As part of the Company’s broker-dealer operations, the Company has commitments to enter into reverse repurchase agreements and repurchase agreements. The amount of unfunded contractual commitments for reverse repurchase agreements and repurchase agreements was $8.5 billion and $4.8 billion, respectively, at December 31, 2025.

Summary of Other Guarantees and Contingent Liabilities
The following table is a summary of other guarantees and contingent liabilities of the Company at December 31, 2025:

(Dollars in Millions)	Collateral Held	Carrying Amount	Maximum Potential Future Payments
Standby letters of credit	$—	$23	$11,021
Securities lending indemnifications	6,048	—	5,864
Asset sales	—	118	16,284
Merchant processing	860	49	146,148
Other	—	20	2,975

Contract or Notional Amount of Letters of Credit
The contract or notional amount of letters of credit at December 31, 2025, were as follows:

	Term
(Dollars in Millions)	Less Than One Year	Greater Than One Year	Total
Standby	$6,958	$4,063	$11,021
Commercial	255	30	285